Document and Entity Information	Jul. 22, 2019
Risk/Return:
Registrant Name	DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Document Type	497
Document Period End Date	Nov. 30, 2018
Amendment Flag	false
Central Index Key	0000875610
Document Effective Date	Jul. 22, 2019
Document Creation Date	Jul. 22, 2019
Prospectus Date	Mar. 29, 2019
Entity Inv Company Type	N-1A
Delaware Global Value Fund | Class A
Risk/Return:
Trading Symbol	DABAX
Delaware Global Value Fund | Class C
Risk/Return:
Trading Symbol	DABCX
Delaware Global Value Fund | Class R
Risk/Return:
Trading Symbol	n/a
Delaware Global Value Fund | Institutional Class
Risk/Return:
Trading Symbol	DABIX
Delaware International Value Equity Fund | Class A
Risk/Return:
Trading Symbol	DEGIX
Delaware International Value Equity Fund | Class C
Risk/Return:
Trading Symbol	DEGCX
Delaware International Value Equity Fund | Class R
Risk/Return:
Trading Symbol	DIVRX
Delaware International Value Equity Fund | Institutional Class
Risk/Return:
Trading Symbol	DEQIX
Delaware International Value Equity Fund | Class R6
Risk/Return:
Trading Symbol	DEQRX